Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands	Feb. 27, 2025	Jan. 01, 2025	Jul. 27, 2023	Jul. 05, 2022	Dec. 31, 2024	Jan. 24, 2024	Jan. 09, 2023
Subsequent Events [Line Items]
Warrants purchase (in Shares)						1,671,429
Price per share (in Dollars per share)				$ 34.999
Warrants (in Shares)			490,500		3,981,180		10
Exercise price per ADS (in Dollars per share)			$ 0.01
Shares sold (in Shares)				60,000
Right-of-use asset					$ 2,800
Lease liability					$ 2,400
At-the-Money Offering Agreement [Member]
Subsequent Events [Line Items]
Ownership rate					4.99%
Subsequent Event [Member]
Subsequent Events [Line Items]
Purchase of ordinary shares (in Shares)	100
Exercise price per ADS (in Dollars per share)	$ 0.0001
Equity line of credit	$ 8,000
Obligated amount to purchase	500
Agreed amount	3,000
Obligation total amount	$ 8,000
Percentage of volume-weighted average price	6.00%
Investor purchased amount	$ 8,000
Gross proceeds		$ 278,000
Amount of net proceeds		265
Underwriter fee payment amount		$ 13
Subsequent Event [Member] | ADS [Member]
Subsequent Events [Line Items]
Warrants purchase (in Shares)	192,660
Price per share (in Dollars per share)	$ 1.1391
Warrants (in Shares)	1,097,358
Exercise price per ADS (in Dollars per share)	$ 2
Percentage of outstanding shares	4.99%
Shares sold (in Shares)		169,534
Subsequent Event [Member] | Investor [Member]
Subsequent Events [Line Items]
Line of credit commitment fee percent	2.00%
Subsequent Event [Member] | Pre-Funded Warrants [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share)	$ 1.139
Subsequent Event [Member] | Pre-Funded Warrants [Member] | ADS [Member]
Subsequent Events [Line Items]
Warrants purchase (in Shares)	904,698